May 4, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: GuideStone Funds (the “Trust”) Registration Nos. 333-53432 and 811-10263

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.

the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the U.S. Securities and Exchange Commission via EDGAR on April 29, 2026 and became effective April 29, 2026 (Accession No. 0001193125-26-192310).

Please contact me at (214) 720-2148 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Melanie Childers
Melanie Childers
Vice President – Fund Operations and Secretary GuideStone Funds